Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurement [Abstract]
Schedule of fair value assets and liabilities measured on recurring basis [Table Text Block]

The following table presents the derivative financial instruments outstanding as of December 31, 2012 and 2011 that are measured at fair value on a recurring basis.

	December 31, 2012
	Fair
Millions of dollars	Value	Level 1	Level 2	Level 3
Assets–
Derivatives:
Commodities	$6	$1	$5	$0
Embedded derivatives	5	0	5	0
Foreign currency	8	0	8	0
	$19	$1	$18	$0
Liabilities–
Derivatives:
Commodities	$7	$7	$0	$0
Warrants	1	0	1	0
	$8	$7	$1	$0

	December 31, 2011
	Fair
	Value	Level 1	Level 2	Level 3
Assets–
Derivatives:
Commodities	$13	$13	$0	$0
	$13	$13	$0	$0
Liabilities–
Derivatives:
Commodities	$1	$0	$1	$0
Warrants	19	0	19	0
Foreign currency	12	0	12	0
	$32	$0	$32	$0

There were no derivative financial instruments measured on a recurring basis using Level 3 inputs during the years ended December 31, 2012 and 2011.

Fair value liabilities measured on recurring basis reconciliation [Table Text Block]

In the second quarter of 2011, we concluded that market price alone could not be relied upon to substantiate the fair value of the Company's warrants due to minimal trading activity. As a result, we calculated the fair value of our warrants using the weighted average price of our stock for the last 20 days less the warrant exercise price. Accordingly, warrants were classified as Level 2 in the valuation hierarchy. The following table summarizes the transfer of the fair value measurement of warrants from Level 1 to Level 2 during the year ended December 31, 2011:

Millions of dollars	Level 1	Level 2
Balance at January 1, 2011	$215	$0
Purchases, sales, issuances, and settlements	(49)	(184)
Transfers in and/or out of Levels 1 and 2	(225)	225
Total gains or losses (realized/unrealized)	59	(22)
Balance at December 31, 2011	$0	$19

There were no transfers between Level 1 and Level 2 during the year ended December 31, 2012.

Schedule of non-derivative financial instruments [Table Text Block]

The following table presents the carrying value and estimated fair value of our non-derivative financial instruments as of December 31, 2012 and 2011. Short-term and long-term debt are recorded at historical cost or amortized cost in the Consolidated Balance Sheets. The carrying and fair value of short-term and long-term debt excludes capital leases.

	December 31, 2012
	Carrying	Fair
Millions of dollars	Value	Value	Level 1	Level 2	Level 3
Short-term debt	$95	$95	$0	$74	$21
Long-term debt	4,300	4,935	0	4,935	0
Short-term and long-term debt,
including current maturities	$4,395	$5,030	$0	$5,009	$21

	December 31, 2011
	Carrying	Fair
Millions of dollars	Value	Value	Level 1	Level 2	Level 3
Short-term debt	$48	$48	$0	$10	$38
Long-term debt	3,978	4,246	0	4,243	3
Short-term and long-term debt,
including current maturities	$4,026	$4,294	$0	$4,253	$41